Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	If we are required to prepare restated financial results because of an executive officer’s intentional misconduct or grossly negligent conduct, our board of directors will have authority under the 2019 Plan, to the extent permitted by applicable law, to require reimbursement or forfeiture of the amount of compensation such executive officer received during the three fiscal years preceding the year the restatement is determined to be required to the extent that such compensation exceeds what the officer would have received based on the restated performance.